USAA                       USAA LIFE INVESTMENT TRUST
EAGLE                        Life World Growth Fund
LOGO                       Life Aggressive Growth Fund

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUNDS' PROSPECTUS
                               DATED MAY 1, 2001

Effective July 30, 2001, William Van Arnum, CFA, portfolio manager of Equity Investments, assumes portfolio manager responsibilities of the Domestic Securities section of the Life World Growth Fund replacing Curt Rohrman. Page 10B of the Fund's prospectus under the heading "Portfolio Managers" is amended to reflect the following change:

Portfolio Managers

DOMESTIC SECURITIES

William Van Arnum, CFA, portfolio manager of Equity Investments, has managed the Fund's investments in domestic securities since July 30, 2001. Mr. Van Arnum has 14 years' investment management experience and has worked for us since June 2000. Prior to joining us, he worked for the University of California, Office of the Treasurer, from August 1992 to May 2000. He earned the Charter Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Francisco Financial Analyst Society, Inc. He holds an MBA from San Francisco State University and a BS from California Polytechnic State University, San Luis Obispo.


Effective August 13, 2001, Mitchell S. Brivic, CFA, portfolio manager of Equity Investments, assumes portfolio manager responsibilities of the Life Aggressive Growth Fund replacing John K. Cabell, Jr. and Eric M. Efron. Page 16B of the Fund's prospectus under the heading "Portfolio Managers" is amended to reflect the following change:

Portfolio Manager

Mitchell S. Brivic, CFA, portfolio manager of Equity Investments has managed the Fund since August 13, 2001. Mr. Brivic has seven years' investment management experience and has worked for us for six years. Mr. Brivic earned the Chartered Financial Analyst designation in 1997 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds a BBA in Finance and Marketing from Baylor University and an MBA from the Wharton School of Business at the University of Pennsylvania.

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